Long-Term Borrowings - Lease liabilities with respect to the Right-of-Use assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 70,959	$ 80,838
Office space
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 70,959	$ 80,838